STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4%
Alabama - .7%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2026	750,000	[a]	776,003
California - 1.2%
California Community Choice Financing Authority, Revenue Bonds (Green Bond) (Clean Energy Project)	4.00	12/1/2027	500,000	[a]	516,530
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2028	875,000	[b]	979,665
				1,496,195
Illinois - 2.7%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2033	250,000		265,742
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	250,000		265,178
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000		525,602
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000		536,916
Chicago II, GO, Ser. A	5.00	1/1/2024	500,000		513,785
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	1,150,000		1,181,548
				3,288,771
Kentucky - 2.6%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	1,000,000	[a]	1,024,394
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	2,000,000	[a]	2,054,727
				3,079,121
Nebraska - 1.7%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	2,000,000	[a]	2,059,981
New Jersey - 2.1%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	625,000		675,419
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	875,000		952,840
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		956,740
				2,584,999
New York - 6.2%
New York City Transitional Finance Authority, Revenue Bonds, Ser. B5	0.67	8/1/2042	2,300,000	[c]	2,300,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000		1,558,142

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 6.2% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[d]	2,259,723
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,350,000		1,379,991
				7,497,856
Pennsylvania - 83.0%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University)	5.00	3/1/2026	1,000,000		1,084,639
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2033	610,000	[b]	689,691
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. A	4.00	3/1/2037	1,000,000		1,017,158
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000		1,096,167
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000		769,242
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2038	850,000		826,317
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2036	800,000		788,267
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2035	775,000		767,129
Capital Region Water, Revenue Bonds, Refunding	5.00	7/15/2026	750,000		828,663
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000		612,544

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 83.0% (continued)
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	2,500,000	2,761,198
Cumberland County Municipal Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2034	1,000,000	1,104,751
Dallastown Area School District, GO, Refunding (Insured; State Aid Withholding)	5.00	4/15/2031	1,400,000	1,504,886
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000	1,071,961
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	910,289
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2029	355,000	384,199
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2027	745,000	794,026
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2028	425,000	457,945
Franklin County, GO, Refunding	4.00	11/1/2032	1,205,000	1,262,470
Garnet Valley School District, GO, Refunding (Insured; State Aid Withholding)	4.00	4/1/2027	1,000,000	1,052,741
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000	1,221,795
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000	153,158
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000	157,544
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000	142,587
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000	116,419
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000	184,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 83.0% (continued)
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000		158,910
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2024	80,000		82,458
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2025	115,000		119,896
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000		1,576,442
Lewisburg Area School District, GO, Refunding (Insured; State Aid Withholding)	3.00	2/15/2036	1,500,000		1,477,097
Lower Merion Township, GO, Ser. B	4.00	7/15/2031	460,000		475,124
Lower Merion Township, GO, Ser. B	4.00	7/15/2033	495,000		510,589
Lower Merion Township, GO, Ser. B	4.00	7/15/2034	515,000		530,905
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000		539,631
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2030	1,600,000		1,761,463
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,026,146
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000		1,080,749
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000		1,193,160
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lafayette College) Ser. A	5.00	11/1/2023	1,000,000	[e]	1,046,102
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.) Ser. 2nd	3.00	9/15/2033	530,000		526,967
Pennsylvania, GO, Ser. 1st	3.00	5/15/2034	1,000,000		962,187

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 83.0% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Amtrak Project) Ser. A	5.00	11/1/2026	1,000,000	1,007,610
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	1,690,000	1,728,598
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000	1,403,227
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build American Mutual) Ser. AT1	5.00	6/15/2027	1,000,000	1,106,753
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The Trustees of the University of Pennsylvania) Ser. A	5.00	8/15/2032	1,000,000	1,110,921
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2033	1,000,000	1,102,266
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000	2,039,462
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2029	1,115,000	1,274,411
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (State System of Higher Education) Ser. AQ	5.00	6/15/2025	1,000,000	1,084,155
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2030	375,000	435,625
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2029	375,000	431,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 83.0% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2035	1,200,000	1,264,263
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2025	1,000,000	1,072,001
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	1,780,000	1,783,760
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	1,555,000	1,574,461
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000	1,368,168
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2025	2,500,000	2,746,253
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	1,230,000	1,338,669
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2034	1,000,000	1,105,923
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,325,000	1,467,016
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A1	5.25	12/1/2035	2,280,000	2,431,930
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2032	1,000,000	1,087,394
Philadelphia, GO, Refunding	5.00	8/1/2029	1,000,000	1,110,933
Philadelphia, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2030	1,275,000	1,433,781
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2029	1,000,000	1,110,933
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2031	1,000,000	1,112,169
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,093,501
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000	1,636,440
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000	1,068,894

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 83.0% (continued)
Philadelphia Authority for Industrial Development, Revenue Bonds (Green Bond) (Philadelphia Museum) Ser. A	5.00	2/15/2034	1,250,000		1,392,391
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	1,000,000		1,024,470
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2027	850,000		937,059
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2026	850,000		926,963
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2025	1,500,000		1,616,664
Philadelphia Water & Wastewater, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	2,000,000		2,145,149
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2032	500,000		498,514
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2033	325,000		325,777
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2024	940,000		1,001,002
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2023	855,000		894,184
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000		1,127,054
Pittsburgh Water & Sewer Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2023	1,000,000	[e]	1,040,776
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	1,000,000		1,107,623
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding) Ser. R	3.00	5/15/2031	1,730,000		1,731,489
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2024	1,220,000		1,295,091
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	1,605,000		1,745,370
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2023	1,260,000		1,313,712

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 83.0% (continued)
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000	1,106,267
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000	564,081
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2034	240,000	267,896
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2026	275,000	[e] 303,321
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2026	250,000	[e] 275,746
Upper Moreland Township School District, GO (Insured; State Aid Withholding)	4.00	10/1/2033	780,000	789,723
Upper St. Clair Township School District, GO (Insured; State Aid Withholding)	5.00	10/1/2041	1,000,000	1,060,302
West Chester Area School District, GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000	765,612
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2026	1,000,000	1,090,069
Whitemarsh Township, GO, Refunding	4.00	11/15/2039	1,000,000	1,008,164
				100,713,916
U.S. Related - .2%
Puerto Rico, Notes	0.01	11/1/2051	584,412	[c] 269,560
Total Investments (cost $123,896,407)			100.4%	121,766,402
Liabilities, Less Cash and Receivables			(0.4%)	(463,714)
Net Assets			100.0%	121,302,688

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2022.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $2,259,723 or 1.86% of net assets.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Ultra Long Bond	5	9/21/2022	793,207	778,750	14,457
Ultra 10 Year U.S. Treasury Notes	22	9/21/2022	2,855,489	2,826,656	28,833
Gross Unrealized Appreciation				43,290

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	121,766,402	-	121,766,402
Other Financial Instruments:
Futures††	43,290	-	-	43,290

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2022, accumulated net unrealized depreciation on investments was $2,130,005, consisting of $1,329,268 gross unrealized appreciation and $3,459,273 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.